Reporting And Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Number of Properties Held for Sale	1
Assets Held-for-Sale, Property, Plant and Equipment	$ 8.7
Lower Limit
Significant Accounting Policies [Line Items]
Auction Rate Securities, Period Between Auction Dates	7 days
Upper Limit
Significant Accounting Policies [Line Items]
Auction Rate Securities, Period Between Auction Dates	49 days
computer equipment and laptop computers
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Building, Building Improvements, and Integrated Components | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Building, Building Improvements, and Integrated Components | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years
Property, Plant and Equipment, Other Types | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Property, Plant and Equipment, Other Types | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Land and Building
Significant Accounting Policies [Line Items]
Land and buildings as a percentage of total property and equipment	75.00%	77.00%
ARX Holding Corp. [Member] | Lower Limit
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
ARX Holding Corp. [Member] | Upper Limit
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	14 years